Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Expense Benefit
Income from continuing operations before income taxes and equity in net income of unconsolidated investments, and current and deferred income tax expense (benefit) are composed of the following (in thousands):

	Year Ended December 31,
	2013	2012	2011
Income from continuing operations before income taxes and equity in net income of unconsolidated investments:
Domestic	$351,731	$311,195	$222,361
Foreign	186,711	57,017	260,170
Total	$538,442	$368,212	$482,531

Current income tax expense:
Federal	$53,953	$67,022	$90,179
State	2,195	6,107	5,407
Foreign	18,414	19,672	27,166
Total	$74,562	$92,801	$122,752

Deferred income tax expense (benefit):
Federal	$69,817	$928	$(27,128)
State	2,416	648	(626)
Foreign	(12,350)	(13,944)	9,473
Total	$59,883	$(12,368)	$(18,281)

Total income tax expense	$134,445	$80,433	$104,471

Significant Differences Between United States Federal Statutory Rate and Effective Income Tax Rate
The significant differences between the U.S. federal statutory rate and the effective income tax rate are as follows:

	% of Income Before Income Taxes
	2013	2012	2011
Federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal tax benefit	0.7	1.4	0.6
Change in valuation allowance(a)	(2.2)	3.4	(0.3)
Impact of foreign earnings, net(b)	(10.3)	(6.3)	(10.9)
Depletion	(0.9)	(1.3)	(0.9)
Revaluation of unrecognized tax benefits/reserve requirements(c)	(0.1)	(1.7)	(0.1)
Domestic Manufacturing tax deduction(d)	(0.9)	(3.8)	(1.2)
Undistributed earnings of foreign subsidiaries(b)	2.9	(4.9)	(0.4)
Other items, net	0.8	—	(0.1)
Effective income tax rate	25.0%	21.8%	21.7%

(a)
During 2013, the Avonmouth, United Kingdom legal entity was dissolved, therefore the corresponding valuation allowance and deferred tax assets were written off. During 2012, a valuation allowance was established for $15.9 million as a result of the planned shut-down of our Avonmouth, United Kingdom legal entity in connection with our exit of the phosphorus flame retardants business. See Note 19, “Special Items.”

(b)
In prior years, we designated the undistributed earnings of substantially all of our foreign subsidiaries as indefinitely invested. The benefit of the lower tax rates in the jurisdictions for which we made this designation have been reflected in our effective income tax rate. During 2013, 2012 and 2011, we received distributions of $12.3 million, $56.9 million and $33.8 million, respectively, from various foreign subsidiaries and joint ventures and realized an expense (benefit), net of foreign tax credits, of $2.4 million, $(1.8) million and $5.4 million, respectively, related to the repatriation of these high taxed earnings. We have asserted for all periods being reported, indefinite investment of our share of the income of JBC, a Free Zones company under the laws of the Hashemite Kingdom of Jordan. The applicable provisions of the Jordanian law, and applicable regulations thereunder, do not have a termination provision and the exemption is indefinite. As a Free Zones company, JBC is not subject to income taxes on the profits of products exported from Jordan, and currently, substantially all of the profits are from exports. In 2012, undistributed foreign subsidiary earnings were primarily impacted by a $17.4 million change related to the closure of our Avonmouth, United Kingdom site in connection with our exit of the phosphorus flame retardants business.

(c)	During 2012, we released various tax reserves primarily related to the expiration of the applicable U.S. federal statute of limitations for 2008 which provided a net benefit of $5.2 million.

(d)
During 2012, we amended the calculation of the domestic manufacturing tax deduction for the year 2010 and filed the 2011 tax return. As a result, in 2012 we recognized tax benefits of $1.5 million and $3.0 million related to the 2010 and 2011 tax years, respectively.

Deferred Income Tax Assets and Liabilities Recorded on Consolidated Balance Sheets
The deferred income tax assets and liabilities recorded on the consolidated balance sheets as of December 31, 2013 and 2012 consist of the following (in thousands):

	December 31,
	2013	2012
Deferred tax assets:
Postretirement benefits other than pensions	$300	$14,900
Accrued employee benefits	31,089	26,603
Operating loss carryovers	88,614	74,934
Pensions	37,172	74,521
Tax credit carryovers	35,170	37,684
Undistributed earnings of foreign subsidiaries	—	15,583
Other	15,447	23,280
Gross deferred tax assets	207,792	267,505
Valuation allowance	(33,757)	(49,562)
Deferred tax assets	174,035	217,943

Deferred tax liabilities:
Depreciation	(213,575)	(193,021)
Foreign currency translation adjustments	(3,104)	(4,933)
Undistributed earnings of foreign subsidiaries	(71)	—
Other	(19,747)	(20,348)
Deferred tax liabilities	(236,497)	(218,302)

Net deferred tax liabilities	$(62,462)	$(359)

Classification in the consolidated balance sheets:
Current deferred tax assets	$3,912	$4,197
Current deferred tax liabilities	(2,853)	(5,700)
Noncurrent deferred tax assets	65,667	64,512
Noncurrent deferred tax liabilities	(129,188)	(63,368)
Net deferred tax liabilities	$(62,462)	$(359)

Changes in Balance of Deferred Tax Asset Valuation Allowance
Changes in the balance of our deferred tax asset valuation allowance are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$(49,562)	$(36,419)	$(39,802)
Additions	(4,359)	(20,182)	(6,155)
Deductions	20,164	7,039	9,538
Balance at December 31	$(33,757)	$(49,562)	$(36,419)

Reconciliation of Total Gross Liability Related to Uncertain Tax Positions
The following is a reconciliation of our total gross liability related to uncertain tax positions for 2013, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$28,398	$29,789	$20,949
Additions for tax positions related to prior years	—	4,242	—
Reductions for tax positions related to prior years	(348)	—	(1,639)
Additions for tax positions related to current year	2,061	3,639	10,802
Lapses in statutes of limitations	(473)	(10,057)	(323)
Foreign currency translation adjustment	(495)	785	—
Balance at December 31	$29,143	$28,398	$29,789